Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Classifications of the Company's Derivative Assets and Liabilities
The following table presents the amounts and classifications of the Company’s derivative assets and liabilities as of December 31, 2018 and 2017, as well as the potential effect of netting arrangements on contracts with the same counterparty (in thousands):

	December 31, 2018
	Level 1	Level 2	Level 3	Gross Fair Value	Netting	Carrying Value
Assets
Current commodity derivatives	$—	$85,728	$—	$85,728	$(3,548)	$82,180
Noncurrent commodity derivatives	—	21,565	—	21,565	(927)	20,638
Total assets	$—	$107,293	$—	$107,293	$(4,475)	$102,818
Liabilities
Current commodity derivatives	$—	$(4,393)	$—	$(4,393)	$3,548	$(845)
Noncurrent commodity derivatives	—	(1,068)	—	(1,068)	927	(141)
Total liabilities	$—	$(5,461)	$—	$(5,461)	$4,475	$(986)

	December 31, 2017
	Level 1	Level 2	Level 3	Gross Fair Value	Netting	Carrying Value
Assets
Current commodity derivatives	$—	$2,856	$—	$2,856	$(2,704)	$152
Noncurrent commodity derivatives	—	2,182	—	2,182	(1,186)	996
Total assets	$—	$5,038	$—	$5,038	$(3,890)	$1,148
Liabilities
Current commodity derivatives	$—	$(11,983)	$—	$(11,983)	$2,704	$(9,279)
Noncurrent commodity derivatives	—	(2,557)	—	(2,557)	1,186	(1,371)
Total liabilities	$—	$(14,540)	$—	$(14,540)	$3,890	$(10,650)